ORGANIZATION AND NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Drone Guarder, Inc. (Formerly Vopia, Inc.) was incorporated as Blue Fashion Corp. under the laws of the State of Nevada on May 14, 2012.  The Company is an early stage security and surveillance company focusing on commercializing a drone enhanced home security system as a turnkey solution. On August 5, 2014, the Company changed its name to Vopia, Inc. On March 24, 2017, the Company changed its name to Drone Guarder, Inc.

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Drone Guarder, Inc. (Formerly Vopia, Inc.) was incorporated as Blue Fashion Corp. under the laws of the State of Nevada on May 14, 2012.  The Company is an early stage security and surveillance company focusing on commercializing a drone enhanced home security system as a turnkey solution. On August 5, 2014 the Company changed its name to Vopia, Inc. On March 24, 2017 the Company changed its name to Drone Guarder, Inc.